Annual Operating Expenses - FidelitySeriesAll-SectorEquityFund-PRO - FidelitySeriesAll-SectorEquityFund-PRO - Fidelity Series All-Sector Equity Fund - Fidelity Series All-Sector Equity Fund	Mar. 30, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none